CAPITAL RESERVE - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Exercise of options	$ 0	$ 588
Exercised During the year ended December 31, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Exercise of options			$ 384